Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value	The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2024			2023			2022
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	467	—	—	470	—	—	387	—	—
Unquoted equity investments	D.7.1.	—	—	1,092	—	—	618	—	—	549
Quoted debt securities	D.7.2.	357	—	—	346	—	—	329	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	339	—	—	132	—	—	115
Contingent consideration relating to divestments	D.7.3. & D.11.	—	—	286	—	—	214	—	—	303
Financial assets held to meet obligations under deferred compensation plans	D.7.3. & D.11.	688	—	—	572	—	—	512	—	—
Non-current derivatives	D.7.	—	—	—	—	—	—	—	—	—
Current derivatives	D.11.	—	217	—	—	201	—	—	206	—
Mutual fund investments	D.13.	4,161	—	—	5,349	—	—	9,537	—	—
Total financial assets measured at fair value		5,673	217	1,717	6,737	201	964	10,765	206	967
Financial liabilities measured at fair value
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	—	—	—	—	—	—	26
MSD contingent consideration (European vaccines business)	D.18.	—	—	72	—	—	127	—	—	204
Shire contingent consideration arising from the acquisition of Translate Bio	D.18.	—	—	568	—	—	441	—	—	380
Contingent consideration arising from acquisition of Amunix	D.18.	—	—	—	—	—	137	—	—	165
Other contingent consideration arising from business combinations and acquisitions	D.18.	—	—	1	—	—	4	—	—	4
Non-current derivatives	D.20.	—	121	—	—	164	—	—	232	—
Current derivatives	D.19.5	—	337	—	—	127	—	—	94	—
Total financial liabilities measured at fair value		—	458	641	—	291	709	—	326	779